Share-based compensation (Details) - $ / shares	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)				9 months 18 days
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share	$ 148.37	$ 148.37	$ 148.37		$ 134.42
Risk-free interest rate		4.35%			4.35%
Dividend yield		0.00%			0.00%
Expected volatility range		61.00%			61.00%
Stock appreciation rights | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)	2 years 2 months 1 day				2 years 11 months 1 day
Stock appreciation rights | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)			3 years 9 months		3 years 9 months
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate				2.91%
Dividend yield				0.00%
Expected volatility range				54.67%
Employee Stock Option [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)				5 years 3 months
Employee Stock Option [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life range (years)				6 years 2 months 1 day